Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
(2)	Investment Securities

Investment securities available for sale at December 31, 2011 and 2010 are as follows:

(Dollars in thousands)
	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$213,378	1,371	1,056	213,693
U.S. Government
sponsored enterprises	7,429	265	-	7,694
State and political subdivisions	92,996	4,157	56	97,097
Corporate bonds	546	-	3	543
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	363	-	1,111

Total	$316,347	6,156	1,115	321,388

(Dollars in thousands)
	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$137,811	2,119	569	139,361
U.S. Government
sponsored enterprises	42,933	393	686	42,640
State and political subdivisions	89,486	793	2,450	87,829
Trust preferred securities	1,250	-	-	1,250
Equity securities	982	387	-	1,369

Total	$272,462	3,692	3,705	272,449

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2011 and 2010 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)
	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$95,122	991	4,125	65	99,247	1,056
State and political subdivisions	4,444	56	-	-	4,444	56
Corporate bonds	542	3	-	-	542	3
Total	$100,108	1,050	4,125	65	104,233	1,115

(Dollars in thousands)
	December 31, 2010
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$59,471	569	-	-	59,471	569
U.S. Government
sponsored enterprises	24,123	686	-	-	24,123	686
State and political subdivisions	56,374	2,450	-	-	56,374	2,450
Total	$139,968	3,705	-	-	139,968	3,705

At December 31, 2011, unrealized losses in the investment securities portfolio relating to debt securities totaled $1.1 million.  The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary.  At December 31, 2011, six out of 147 securities issued by state and political subdivisions contained unrealized losses and 43 out of 105 securities issued by U.S. Government sponsored enterprises, including mortgage-backed securities, contained unrealized losses.  These unrealized losses are considered temporary because of acceptable investment grades on each security and the repayment sources of principal and interest are government backed.

The Company periodically evaluates its investments for any impairment which would be deemed other-than-temporary.   As part of its evaluation in 2011, the Company determined that the fair value of one equity security was less than the original cost of the investment and that the decline in fair value was not temporary in nature.  As a result, the Company wrote down its investment by $144,000.  The remaining fair value of the investment at December 31, 2011 was approximately $264,000.  Similarly, as part of its evaluation in 2010, the Company wrote down two equity securities by $291,000.  The remaining fair value of the investments at December 31, 2010 was $409,000.

The amortized cost and estimated fair value of investment securities available for sale at December 31, 2011, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$4,649	4,690
Due from one to five years	18,249	18,780
Due from five to ten years	67,562	70,665
Due after ten years	11,761	12,449
Mortgage-backed securities	213,378	213,693
Equity securities	748	1,111
Total	$316,347	321,388

Proceeds from sales of securities available for sale during 2011 were $111.0 million and resulted in gross gains of $4.4 million and gross losses of $9,000.  During 2010 and 2009, the proceeds from sales of securities available for sale were $65.8 million and $30.7 million, respectively and resulted in gross gains of $3.3 million and $1.8 million, respectively.

Securities with a fair value of approximately $83.6 million and $75.5 million at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, FHLB borrowings and for other purposes as required by law.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. There is a three-level fair value hierarchy for fair value measurements.  Level 1 inputs are quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.  The table below presents the balance of securities available for sale and derivatives, which are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2011 and 2010.

(Dollars in thousands)
	December 31, 2011
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$213,693	-	208,349	5,344
U.S. Government
sponsored enterprises	$7,694	-	7,694	-
State and political subdivisions	$97,097	-	97,097	-
Corporate bonds	$543	-	543	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,111	1,111	-	-
Mortgage loans held for sale	$5,146	-	5,146	-

(Dollars in thousands)
	December 31, 2010
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$139,361	-	139,361	-
U.S. Government
sponsored enterprises	$42,640	-	42,640	-
State and political subdivisions	$87,829	-	87,829	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,369	1,369	-	-
Mortgage loans held for sale	$3,814	-	3,814	-
Market value of derivatives (in other assets)	$648	-	648	-

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available.  If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities.  Fair values of derivative instruments are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities.

The following is an analysis of fair value measurements of investment securities available for sale using Level 3, significant unobservable inputs, for the year ended December 31, 2011:

(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$1,250
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales)	-
Transfers in and/or out of Level 3	5,344
Balance, end of period	$6,594

Change in unrealized gain/(loss) for assets still held in Level 3	$-